Derivative financial instruments and hedging activities - Disclosure of detailed information about hedging instruments (Detail) - IBOR [member] - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Notional/Principal amounts	$ 115,784	$ 155,405
Interest rate contracts [member] | USD LIBOR [member]
Disclosure of detailed information about hedging instruments [line items]
Notional/Principal amounts		40,208
Interest rate contracts [member] | CDOR [member]
Disclosure of detailed information about hedging instruments [line items]
Notional/Principal amounts	115,048	114,159
Non-derivative instruments [member] | USD LIBOR [member]
Disclosure of detailed information about hedging instruments [line items]
Notional/Principal amounts		237
Total Return Swaps [member] | CDOR [member]
Disclosure of detailed information about hedging instruments [line items]
Notional/Principal amounts	$ 736	$ 801